UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-6968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
           Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ John Griffin         New York, NY                    05/15/2007
       -------------------   ------------------------------  -------------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        51
                                               -------------

Form 13F Information Table Value Total:       $3,071,881
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name




                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ----------------   --------- --------  -------------------  -------- --------- ----------------------
                                                              VALUE    SHARES/   SH/ PUT/  INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP   x($1000)   PRN AMT   PRN CALL  DISCRETN  MANAGERS   SOLE    SHARED  NONE
------------------------------ ----------------   --------- --------  ---------  --- ----  -------- --------- -------- -------- ----

ABITIBI-CONSOLIDATED INC         COM              003924107   40,960  14,675,000  SH                          14,675,000
AMER EXPRESS CO COM              COM              025816109  152,731   2,708,000  SH       SOLE                2,708,000     0    0
AMER EXPRESS CO COM              COM              025816909   72,948   1,293,400  SH CALL  SOLE                1,293,400     0    0
AMERICA MOVIL SAB DE CV          SPON ADR L SHS   02364W105  137,874   2,885,000  SH       SOLE                2,885,000     0    0
BAIDU COM INC                    SPON ADR REP A   056752108   75,763     784,700  SH       SOLE                  784,700     0    0
BERKSHIRE HATHAWAY INC DEL       CL A             084670108  105,284         966  SH       SOLE                      966     0    0
BOWATER INC                      COM              102183100   31,919   1,340,000  SH       SOLE                1,340,000     0    0
COACH INC                        COM              189754104   41,922     837,593  SH       SOLE                  837,593     0    0
COMPTON PETE CORP                COM              204940100   29,760   2,952,100  SH       SOLE                2,952,100     0    0
CORUS BANKSHARES INC             COM              220873103    1,774     104,000  SH       SOLE                  104,000     0    0
COVANTA HLDG CORP                COM              22282E102  163,362   7,365,300  SH       SOLE                7,365,300     0    0
CROCS INC                        COM              227046109   50,680   1,072,600  SH       SOLE                1,072,600     0    0
DADE BEHRING HLDGS INC           COM              23342J206  131,550   3,000,000  SH       SOLE                3,000,000     0    0
DELL INC                         COM              24702R101   64,220   2,766,900  SH       SOLE                2,766,900     0    0
DISCOVERY HOLDING CO             CL A COM         25468Y107  175,204   9,158,603  SH       SOLE                9,158,603     0    0
ELONG INC                        SPONSORED ADR    290138205    5,424     547,319  SH       SOLE                  547,319     0    0
EVERGREEN ENERGY INC             COM              30024B104   17,575   2,675,000  SH       SOLE                2,675,000     0    0
EXPRESS SCRIPTS INC              COM              302182100  117,448   1,455,000  SH       SOLE                1,455,000     0    0
FEDERATED DEPT STORES INC DEL    COM              31410H101  106,318   2,360,000  SH       SOLE                2,360,000     0    0
FORD MTR CO DEL                  COM PAR $0.01    345370860   49,904   6,325,000  SH       SOLE                6,325,000     0    0
GLOBAL CROSSING LTD              SHS NEW          G3921A175   37,066   1,347,850  SH       SOLE                1,347,850     0    0
GRACE W R & CO DEL NEW           COM              38388F108   13,210     500,000  SH       SOLE                  500,000     0    0
GRUPO AEROPORTUARIO CTR NORT     SPON ADR         400501102    2,033      75,000  SH       SOLE                   75,000     0    0
GRUPO AEROPORTUARIO DEL PAC SA   SPON ADR B       400506101  131,550   3,059,300  SH       SOLE                3,059,300     0    0
GRUPO TELEVISA SA DE CV          SP ADR REP ORD   40049J206  110,260   3,700,000  SH       SOLE                3,700,000     0    0
ISHARES TR                       DJ US REAL EST   464287739   25,572     300,000  SH PUT   SOLE                  300,000     0    0
ISHARES TR                       RUSSELL 2000     464287655   14,312     180,000  SH PUT   SOLE                  180,000     0    0
J CREW GROUP INC                 COM              46612H402    2,009      50,000  SH       SOLE                   50,000     0    0
JAMBA INC                        *W EXP 2/14/200  47023A119    5,290   1,490,000  SH       SOLE                1,490,000     0    0
JAMBA INC                        COM              47023A101   44,278   4,823,333  SH       SOLE                4,823,333     0    0
LEVEL 3 COMMUNICATIONS INC       COM              52729N100  128,785  21,112,240  SH       SOLE               21,112,240     0    0
MARTIN MARIETTA MATLS INC        COM              573284106  101,400     750,000  SH       SOLE                  750,000     0    0
MASTERCARD INC                   CL A             57636Q104   80,742     760,000  SH       SOLE                  760,000     0    0
MICROSOFT CORP                   COM              594918104   42,279   1,517,000  SH       SOLE                1,517,000     0    0
MICROSOFT CORP                   COM              594918904  171,680   6,160,000  SH CALL  SOLE                6,160,000     0    0
NOVASTAR FINL INC                COM              669947400    1,078     215,600  SH       SOLE                  215,600     0    0
PACIFIC ETHANOL INC              COM              69423U107    5,364     315,000  SH       SOLE                  315,000     0    0
PACKAGING CORP AMER              COM              695156109   30,302   1,241,900  SH       SOLE                1,241,900     0    0
PIER 1 IMPORTS INC               COM              720279108   13,820   2,000,000  SH       SOLE                2,000,000     0    0
POLYMEDICA CORP                  COM              731738100   14,197     335,400  SH       SOLE                  335,400     0    0
REALOGY CORP                     COM              75605E100  148,050   5,000,000  SH       SOLE                5,000,000     0    0
SARA LEE CORP                    COM              803111103   60,658   3,585,000  SH       SOLE                3,585,000     0    0
SMURFIT-STONE CONTAINER CORP     COM              832727101   40,801   3,623,500  SH       SOLE                3,623,500     0    0
STARBUCKS CORP                   COM              855244109   15,680     500,000  SH       SOLE                  500,000     0    0
THE FIRST MARBLEHEAD CORP        COM              320771108    9,427     210,000  SH       SOLE                  210,000     0    0
THERMO FISHER SCIENTIFIC INC     COM              883556102   99,110   2,120,000  SH       SOLE                2,120,000     0    0
TRANSOCEAN INC                   COM              G90078109   67,509     826,300  SH       SOLE                  826,300     0    0
TRAVELZOO INC                    COM              89421Q106    7,091     192,850  SH       SOLE                  192,850     0    0
UNDER ARMOUR INC                 CL A             904311107    1,283      25,000  SH       SOLE                   25,000     0    0
URBAN OUTFITTERS INC             COM              917047102   43,211   1,630,000  SH       SOLE                1,630,000     0    0
WASHINGTON MUTUAL IN C           COM              939322953   31,214     773,000  SH PUT   SOLE                  773,000     0    0

